ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2019	2018

Employees and payroll accruals	$15,690	$16,093
Accrued expenses	5,871	6,140
Advances from customers	377	666
Taxes payable	6,753	6,279
Warranty provision	1,531	1,553
Derivatives	425	674
Sales return provision	797	462
Operating lease liability short-term	11,330	-
Other	8	6

	$42,782	$31,873